SHARE CAPITAL - Summary of warrants by expiry period (Details) $ / shares in Units, $ in Thousands	Mar. 31, 2022 CAD ($) shares $ / shares	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares
Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)	29,957,860
Warrants outstanding (in shares)	25,548,836	28,696,237	60,000
Warrants exercisable (in shares)	24,755,086
Warrants exercisable (in CAD per share) | $ / shares	$ 1.25
Outstanding (in CAD per share) | $ / shares	$ 1.22	$ 1.15	$ 0.25
Estimated grant date fair value | $	$ 10,453
Weighted average remaining of outstanding contractual life	2 years 7 months 2 days
Unit Purchase Warrants
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)	868,740
Warrants outstanding (in shares)	868,740	868,740	0
Warrants exercisable (in shares)	868,740
Warrants exercisable (in CAD per share) | $ / shares	$ 2.25
Outstanding (in CAD per share) | $ / shares	$ 2.25	$ 2.25	$ 0
Estimated grant date fair value | $	$ 970
Weighted average remaining of outstanding contractual life	1 year 10 months 6 days
June 15, 2022 | Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)	2,018,000
Warrants outstanding (in shares)	1,000,000
Warrants exercisable (in shares)	500,000
Warrants exercisable (in CAD per share) | $ / shares	$ 0.25
Estimated grant date fair value | $	$ 108
Weighted average remaining of outstanding contractual life	2 months 15 days
June 26, 2022 | Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)	199,275
Warrants outstanding (in shares)	99,638
Warrants exercisable (in shares)	99,638
Warrants exercisable (in CAD per share) | $ / shares	$ 0.64
Estimated grant date fair value | $	$ 29
Weighted average remaining of outstanding contractual life	2 months 26 days
October 19, 2022 | Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)	143,600
Warrants outstanding (in shares)	113,713
Warrants exercisable (in shares)	113,713
Warrants exercisable (in CAD per share) | $ / shares	$ 0.75
Estimated grant date fair value | $	$ 42
Weighted average remaining of outstanding contractual life	6 months 18 days
November 3, 2022 | Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)	2,590,000
Warrants outstanding (in shares)	1,105,000
Warrants exercisable (in shares)	1,105,000
Warrants exercisable (in CAD per share) | $ / shares	$ 0.75
Estimated grant date fair value | $	$ 376
Weighted average remaining of outstanding contractual life	7 months 2 days
August 3, 2023 | Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)	658,860
Warrants outstanding (in shares)	658,860
Warrants exercisable (in shares)	658,860
Warrants exercisable (in CAD per share) | $ / shares	$ 3.40
Estimated grant date fair value | $	$ 1,229
Weighted average remaining of outstanding contractual life	1 year 4 months 2 days
February 1, 2024 | Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)	7,623,000
Warrants outstanding (in shares)	7,146,500
Warrants exercisable (in shares)	7,146,500
Warrants exercisable (in CAD per share) | $ / shares	$ 3.25
Estimated grant date fair value | $	$ 5,454
Weighted average remaining of outstanding contractual life	1 year 10 months 2 days
June 15, 2025 | Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)	13,575,000
Warrants outstanding (in shares)	12,800,000
Warrants exercisable (in shares)	12,600,000
Warrants exercisable (in CAD per share) | $ / shares	$ 0.25
Estimated grant date fair value | $	$ 2,318
Weighted average remaining of outstanding contractual life	3 years 2 months 15 days
August 20, 2025 | Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)	2,000,125
Warrants outstanding (in shares)	1,475,125
Warrants exercisable (in shares)	1,381,375
Warrants exercisable (in CAD per share) | $ / shares	$ 0.64
Estimated grant date fair value | $	$ 677
Weighted average remaining of outstanding contractual life	3 years 4 months 20 days
November 15, 2025 | Common Share Purchase Warrants
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)	1,150,000
Warrants outstanding (in shares)	1,150,000
Warrants exercisable (in shares)	1,150,000
Warrants exercisable (in CAD per share) | $ / shares	$ 0.25
Estimated grant date fair value | $	$ 220
Weighted average remaining of outstanding contractual life	3 years 7 months 17 days
February 4, 2024 | Unit Purchase Warrants
Disclosure of classes of share capital [line items]
Number of warrants issued (in shares)	868,740
Warrants outstanding (in shares)	868,740
Warrants exercisable (in shares)	868,740
Warrants exercisable (in CAD per share) | $ / shares	$ 2.25
Estimated grant date fair value | $	$ 970
Weighted average remaining of outstanding contractual life	1 year 10 months 6 days